Consolidated and Combined Statement of Changes in Partners' Capital (Predecessors) - USD ($) $ in Thousands	Total	General Partner [Member]	Limited Partner [Member]
Balance at Dec. 31, 2018	$ 84,057		$ 84,057
Cash capital contributions	73,543		73,543
Net loss	(11,579)		(11,579)
Noncash capital contributions	232,394		232,394
Step up in basis from contributions	86,301		86,301
Balance at Dec. 31, 2019	464,716		464,716
Cash capital contributions	54,000		54,000
Distribution to partners	(2,780)		(2,780)
Net loss	(85,034)		(85,034)
Balance at Aug. 21, 2020	$ 430,902		$ 430,902